Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated useful lives of fixed assets
Fixed Assets	Estimated Useful Lives (Years)
Computer equipment (including servers)	4 - 5
Leasehold improvements	The lesser of the term of the lease or the estimated useful lives of the assets
Office furniture	5
Vehicles	4

Estimated useful lives of intangible assets
Intangible Assets	Estimated Useful Lives (Years)
Copyright	5
Developed technologies	3 - 10
Domain names and trademarks	5 - 10
Computer software	3

Revenues disaggregated by revenue source, net of value-added tax ("VAT") and related surcharges
	For the Year Ended December 31,
	2016(1)	2017(1)	2018(2)

Search and search-related advertising revenues	$597,213	$801,551	$1,023,132
Other revenues	63,195	106,806	101,026
Total	$660,408	$908,357	$1,124,158

(1) As noted above, prior-period amounts have not been adjusted, pursuant to the modified retrospective method.

(2) The search and search-related advertising revenues and total revenues for the year ended December 31, 2018 would be US$1,001,315 and US$1,102,341, respectively, without the adoption of ASC 606.

Cost allocations of total expenses undertaken by Sohu
	For the Year Ended December 31,
	2016	2017	2018
Research and development expenses	$788	$707	$670
Share-based compensation related to Sogou employees	49	4	—
Total	$837	$711	$670